Schedule of Capital Expenditures (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 21,786,365	$ 22,493,283
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,328,306	$ 1,339,532